John Hancock Financial Services

Thomas J. Loftus AVP and Senior Counsel Insurance Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

VIA EDGAR

December 21, 2015

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)
Combined Joint Registration Statement on Form F-3 (File Nos. 333-205595 and 333-205595-01)

Dear Mr. Oh:

Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.) (the “Registrants”) transmit for filing via EDGAR this Pre-Effective Amendment No. 1 to the Combined Registration Statements on Form F-3 under the Securities Act of 1933 (the “Act”) for the registration of the above-captioned Combined Registration Statements (the “Pre-Effective Amendment”).

This Pre-Effective Amendment reflects changes in response to comments you gave us on September 8, 2015 in regard to the initial filing of the Combined Registration Statement on July 10, 2015, as filed with the Securities and Exchange Commission (the “Commission”), and as further modified by comments discussed over the telephone. This filing also includes other non-material changes of an updating or clerical nature.

On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced Combined Registration Statements to the earliest possible time on December 28, 2015. I intend to make such request orally as soon as practicable after filing the Pre-Effective Amendment. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.

The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Sophia Pattas, Assistant Counsel at (617) 663-2332.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel